Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.89%
Denmark–3.92%
Coloplast A/S, Class B	42,182	$4,857,997
Novo Nordisk A/S, Class B	131,739	11,122,013
		15,980,010
France–19.21%
Air Liquide S.A.	47,813	8,352,062
Arkema S.A.	46,028	3,668,421
Bollore SE	1,259,216	7,439,448
Capgemini SE	34,600	6,287,385
Edenred SE	128,563	4,435,452
Kaufman & Broad S.A.	140,385	4,830,054
LVMH Moet Hennessy Louis Vuitton SE	14,955	10,938,152
Pernod Ricard S.A.	22,433	2,562,056
Publicis Groupe S.A.	96,861	10,301,353
Schneider Electric SE	37,549	9,523,352
STMicroelectronics N.V.	114,305	2,553,682
TotalEnergies SE	128,701	7,455,926
		78,347,343
Germany–7.76%
Allianz SE	10,337	3,370,548
CTS Eventim AG & Co. KGaA	42,003	4,095,769
Deutsche Boerse AG	49,611	12,255,791
Deutsche Telekom AG	160,315	5,378,402
flatexDEGIRO AG	386,886	6,554,631
		31,655,141
Hungary–1.96%
Richter Gedeon Nyrt	308,142	7,980,431
Ireland–2.54%
Flutter Entertainment PLC(a)	17,198	4,591,350
Kingspan Group PLC	83,276	5,776,996
		10,368,346
Israel–1.17%
Teva Pharmaceutical Industries Ltd., ADR(a)	269,466	4,777,632
Italy–6.66%
Amplifon S.p.A.	199,060	5,319,648
Danieli & C. Officine Meccaniche S.p.A., RSP	228,786	4,612,909
FinecoBank Banca Fineco S.p.A.	486,648	9,239,086
Technogym S.p.A.(b)	687,245	7,994,377
		27,166,020
Netherlands–8.15%
ASM International N.V.	5,276	3,061,048
ASML Holding N.V.	13,966	10,331,531
Heineken Holding N.V.	94,005	5,668,017
Prosus N.V.(a)	139,495	5,328,364
Wolters Kluwer N.V.	48,846	8,873,463
		33,262,423
Shares		Value
Poland–0.82%
Allegro.eu S.A.(a)(b)	454,799	$3,337,647
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)	11,172,332	11
Spain–0.76%
Construcciones y Auxiliar de Ferrocarriles S.A.	83,826	3,103,798
Sweden–5.35%
Investor AB, Class B	528,600	15,052,527
Lifco AB, Class B	105,428	3,457,184
Svenska Handelsbanken AB, Class A	297,887	3,295,724
		21,805,435
Switzerland–4.24%
Cie Financiere Richemont S.A.	37,010	7,154,719
Nestle S.A.	82,107	6,974,220
SGS S.A.	32,563	3,163,119
		17,292,058
United Kingdom–28.46%
Ashtead Group PLC	117,765	7,674,969
AstraZeneca PLC	38,115	5,350,414
BAE Systems PLC	529,220	7,999,808
Barclays PLC	1,234,421	4,524,146
Clarkson PLC	108,186	5,720,565
DCC PLC	124,438	8,580,259
Diploma PLC	173,696	9,725,709
Haleon PLC	1,818,907	8,478,310
IG Group Holdings PLC	862,146	10,876,575
London Stock Exchange Group PLC	57,740	8,592,172
RELX PLC	292,963	14,547,495
Rentokil Initial PLC	955,450	4,679,360
Savills PLC	413,711	5,462,761
Serco Group PLC	2,329,667	4,458,236
Shell PLC	286,214	9,397,759
		116,068,538
United States–6.89%
CRH PLC	69,175	6,850,400
ICON PLC(a)	38,218	7,608,440
Linde PLC	6,877	3,067,967
Roche Holding AG	33,684	10,589,296
		28,116,103
Total Common Stocks & Other Equity Interests (Cost $289,833,425)		399,260,936
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	2,271,495	2,271,495
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	4,218,479	$4,218,479
Total Money Market Funds (Cost $6,489,974)		6,489,974
TOTAL INVESTMENTS IN SECURITIES—99.48% (Cost $296,323,399)		405,750,910
OTHER ASSETS LESS LIABILITIES–0.52%		2,134,500
NET ASSETS–100.00%		$407,885,410
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $11,332,024, which represented 2.78% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,418	$8,341,532	$(6,366,455)	$-	$-	$2,271,495	$9,055
Invesco Treasury Portfolio, Institutional Class	550,091	15,491,416	(11,823,028)	-	-	4,218,479	16,685
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,306	(6,306)	-	-	-	17*
Invesco Private Prime Fund	-	2,515	(2,515)	-	-	-	3*
Total	$846,509	$23,841,769	$(18,198,304)	$-	$-	$6,489,974	$25,760

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$15,980,010	$—	$15,980,010
France	—	78,347,343	—	78,347,343
Germany	—	31,655,141	—	31,655,141
Hungary	—	7,980,431	—	7,980,431
Ireland	4,591,350	5,776,996	—	10,368,346
Israel	4,777,632	—	—	4,777,632
Italy	—	27,166,020	—	27,166,020
Netherlands	—	33,262,423	—	33,262,423
Poland	—	3,337,647	—	3,337,647
Russia	—	—	11	11
Spain	—	3,103,798	—	3,103,798
Sweden	—	21,805,435	—	21,805,435
Switzerland	—	17,292,058	—	17,292,058
United Kingdom	—	116,068,538	—	116,068,538
United States	17,526,807	10,589,296	—	28,116,103
Money Market Funds	6,489,974	—	—	6,489,974
Total Investments	$33,385,763	$372,365,136	$11	$405,750,910
Invesco EQV European Equity Fund